UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.

 (Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202

 (Address of principal executive offices) (Zip code)

Michael P. Malloy

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, Pennsylvania 19103-6996

 (Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1 – Schedule of Investments.

BLUE CHIP VALUE FUND, INC.

STATEMENT OF INVESTMENTS
September 30, 2007 (Unaudited)
		Shares	Cost	Market Value
COMMON STOCKS	106.16%
BASIC MATERIALS	2.81%
Forestry & Paper	2.81%
Ball Corp.		88,040	$4,634,498	$4,732,150

TOTAL BASIC MATERIALS			4,634,498	4,732,150

CAPITAL GOODS	13.02%
Aerospace & Defense	5.20%
General Dynamics Corp.		55,000	2,948,776	4,645,850
Raytheon Co.		64,400	2,444,777	4,110,008
			5,393,553	8,755,858

Farm Equipment	2.78%
CNH Global N.V. - ADS (Netherlands)		77,200	3,181,618	4,689,128

Industrial Products	5.04%
ITT Corp.		49,400	2,701,957	3,355,742
Parker Hannifin Corp.		45,900	3,261,524	5,132,997
			5,963,481	8,488,739

TOTAL CAPITAL GOODS			14,538,652	21,933,725

COMMERCIAL SERVICES	2.30%
IT Services	1.13%
Computer Sciences Corp. **		33,950	1,606,368	1,897,805

Transaction Processing	1.17%
The Western Union Co.		94,100	1,738,127	1,973,277

TOTAL COMMERCIAL SERVICES			3,344,495	3,871,082

COMMUNICATIONS	7.68%
Networking	3.83%
Cisco Systems Inc. **		194,700	4,936,873	6,446,517

Telecomm Equipment & Solutions	3.85%
Nokia Corp. - ADR (Finland)		51,230	849,215	1,943,154
QUALCOMM Inc.		107,700	4,585,089	4,551,402
			5,434,304	6,494,556

TOTAL COMMUNICATIONS			10,371,177	12,941,073

CONSUMER CYCLICAL	12.33%
Clothing & Accessories	3.19%
TJX Companies Inc.		184,900	4,512,232	5,375,043

Department Stores	2.60%
J.C. Penney Co. Inc.		69,000	4,508,048	4,372,530

Hotels & Gaming	2.56%
Starwood Hotels & Resorts Worldwide Inc.		71,100	3,032,156	4,319,325

Publishing & Media	2.08%
Walt Disney Co.		102,100	2,570,509	3,511,219

Restaurants	1.90%
Darden Restaurants Inc.		76,340	2,017,201	3,195,592

TOTAL CONSUMER CYCLICAL			16,640,146	20,773,709

CONSUMER STAPLES	7.28%
Consumer Products	2.54%
Colgate Palmolive Co.		60,000	3,410,589	4,279,200

Food & Agricultural Products	4.74%
Bunge Ltd.		41,200	1,927,317	4,426,940
Campbell Soup Co.		95,900	3,217,540	3,548,300
			5,144,857	7,975,240

TOTAL CONSUMER STAPLES			8,555,446	12,254,440

ENERGY	10.22%
Exploration & Production	4.69%
Occidental Petroleum Corp.		64,680	1,862,346	4,144,695
XTO Energy Inc.		60,830	1,882,860	3,761,727
			3,745,206	7,906,422

Integrated Oils	2.03%
Marathon Oil Corp.		60,000	1,245,020	3,421,200

Oil Services	3.50%
Transocean Inc. **		52,100	2,490,724	5,889,905

TOTAL ENERGY			7,480,950	17,217,527

INTEREST RATE SENSITIVE	18.99%
Integrated Financial Services	2.37%
Citigroup Inc.		85,600	3,791,519	3,994,952

Property Casualty Insurance	7.21%
ACE Ltd. (Cayman Islands)		60,300	3,335,901	3,652,371
American International Group Inc.		81,600	5,255,975	5,520,240
MBIA Inc.		48,590	2,855,134	2,966,419
			11,447,010	12,139,030

Regional Banks	1.51%
Wachovia Corp.		50,600	2,575,760	2,537,590

Securities & Asset Management	4.58%
INVESCO PLC - ADR (Great Britain)		117,000	2,860,479	3,194,100
Merrill Lynch & Co. Inc.		24,300	1,336,651	1,732,104
State Street Corp.		41,000	2,715,421	2,794,560
			6,912,551	7,720,764

Specialty Finance	2.01%
Freddie Mac		57,300	3,622,724	3,381,273

Thrifts	1.31%
Washington Mutual Inc.		62,300	2,460,354	2,199,813

TOTAL INTEREST RATE SENSITIVE			30,809,918	31,973,422

MEDICAL - HEALTHCARE	17.70%
Medical Technology	6.53%
Medtronic Inc.		98,000	4,837,379	5,528,180
Zimmer Holdings Inc. **		67,600	4,751,683	5,474,924
			9,589,062	11,003,104

Pharmaceuticals	11.17%
Abbott Laboratories		128,000	5,474,045	6,863,360
Amgen Inc. **		68,200	4,016,687	3,858,074
Barr Pharmaceuticals Inc. **		34,100	1,589,798	1,940,631
Teva Pharmaceutical Industries Ltd. - ADR (Israel)		138,300	3,679,708	6,150,201
			14,760,238	18,812,266

TOTAL MEDICAL - HEALTHCARE			24,349,300	29,815,370

TECHNOLOGY	10.14%
Computer Software	2.19%
Microsoft Corp.		124,900	3,327,879	3,679,554

PC's & Servers	3.52%
International Business Machines Corp.		50,300	4,074,509	5,925,340

Semiconductors	4.43%
Altera Corp.		109,700	2,100,294	2,641,576
Intel Corp.		186,500	3,681,180	4,822,890
			5,781,474	7,464,466

TOTAL TECHNOLOGY			13,183,862	17,069,360

TRANSPORTATION	2.00%
Railroads	2.00%
Norfolk Southern Corp.		64,800	2,308,288	3,363,768

TOTAL TRANSPORTATION			2,308,288	3,363,768

UTILITIES	1.69%
Regulated Electric	1.69%
PPL Corp.		61,450	2,830,425	2,845,135

TOTAL UTILITIES			2,830,425	2,845,135
TOTAL COMMON STOCKS			139,047,157	178,790,761

SHORT TERM INVESTMENTS	2.02%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		3,404,116	3,404,116	3,404,116

TOTAL SHORT TERM INVESTMENTS			3,404,116	3,404,116

TOTAL INVESTMENTS	108.18%		$142,451,273	$182,194,877
Liabilities in Excess of Other Assets	(8.18%)			(13,783,296)
NET ASSETS	100.00%			$168,411,581

** Non Income Producing Security.
ADR - American Depositary Receipt.
ADS - American Depositary Share.

See accompanying notes to Statement of Investments.

BLUE CHIP VALUE FUND, INC.

COUNTRY BREAKDOWN
As of September 30, 2007 (Unaudited)
	Market
Country	Value	%
United States	$159,161,807	94.51%
Israel	6,150,201	3.65%
Netherlands	4,689,128	2.78%
Cayman Islands	3,652,371	2.17%
Great Britain	3,194,100	1.90%
Finland	1,943,154	1.15%
Short Term Investments	3,404,116	2.02%
Total Investments	182,194,877	108.18%
Liabilities in Excess of Other Assets	(13,783,296)	-8.18%
Net Assets	$168,411,581	100.00%

Please note the country classification is based on the company headquarters. All of the Fund's investments are traded on U.S. exchanges.

BLUE CHIP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS

September 30, 2007 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation–All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) are generally valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.  Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Investment Transactions–Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment are determined on the “specific identification” basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, which includes interest earned on money market funds, is accrued and recorded daily.

Use of Estimates–The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS  (TAX BASIS)

As of September 30, 2007:

Gross appreciation (excess of value over tax cost)	$ 40,109,951
Gross depreciation (excess of tax cost over value)	(1,203,798)
Net unrealized appreciation	$ 38,906,153
Cost of investments for income tax purposes	$143,288,724

3. LOAN OUTSTANDING

The Fund has a line of credit The Bank of New York (“BONY”) in which the Fund  may borrow up to the lesser of $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. The interest rate resets daily at overnight Federal Funds Rate plus 0.825%.

The borrowings under the BONY loan are secured by a perfected security interest on all of the Funds’ assets.

Details of the loan outstanding are as follows:

		Average for the
	As of	Nine Months Ended
	September 30,	September 30,
	2007	2007
Loan outstanding	$10,525,000	$11,320,192
Interest rate	5.76%*	6.04%
% of Fund's total assets	5.77%	6.21%
Amount of debt per share outstanding	$ 0.37	$ 0.40
Number of shares outstanding (in thousands)	28,333	28,220**

*Annualized

**Weighted average

4. NEW ACCOUNTING PRONOUNCEMENTS

Effective January 2, 2007, the Fund adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. For the years ended December 31, 2002 through December 31, 2006, the Fund’s federal and Colorado returns are still open to examination by the appropriate taxing authority. However, to our knowledge there are currently no federal or Colorado income tax returns under examination.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 defines fair value for securities in the Fund’s portfolio, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurement. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

Item 2 - Controls and Procedures.

(a)        The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: November 29, 2007

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: November 29, 2007

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer / Principal Financial Officer

Date: November 29, 2007